SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Nov. 23, 2011	Nov. 03, 2011	Aug. 02, 2011	Feb. 01, 2011	Feb. 02, 2010	Feb. 03, 2009
Assets
Cash and cash equivalents	$ 6,188,000	$ 47,946,000			$ 29,658,000	$ 4,445,000	$ 394,000	$ 747,000
Deferred income taxes	10,982,000	12,574,000				82,000
Total assets	670,123,000	613,481,000				513,633,000
Liabilities and Stockholder's Equity
Current liabilities	109,949,000	82,884,000				61,728,000
Notes payable to related parties			188,000,000			158,664,000
Deferred income taxes	27,726,000	31,045,000				29,960,000
Other noncurrent liabilities	56,941,000	49,353,000				45,179,000
Total liabilities	425,041,000	389,222,000				529,315,000
Commitments and contingencies
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012	338,000	338,000				224,000
Additional paid-in capital	362,719,000	361,717,000				156,241,000
Accumulated deficit	(117,975,000)	(137,796,000)				(172,147,000)
Total stockholders' (deficit) equity	245,082,000	224,259,000				(15,682,000)	(15,516,000)	(11,081,000)
Total liabilities and stockholders' equity	670,123,000	613,481,000				513,633,000
Balance sheet related disclosures
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01				$ 0.01
Common stock, shares authorized	120,000,000	120,000,000		120,000,000		120,000,000
Common stock, shares issued	33,768,828	33,768,828				22,399,952
Common stock, shares outstanding	33,768,828	33,768,828				22,399,952
Mattress Firm Holding Corp. (Parent company)
Assets
Cash and cash equivalents		15,473,000
Investment in subsidiary		229,216,000				65,649,000
Deferred income taxes		12,574,000				82,000
Other assets, net						88,000
Total assets		257,264,000				65,819,000
Liabilities and Stockholder's Equity
Current liabilities		1,985,000				1,419,000
Notes payable to related parties						48,909,000
Deferred income taxes		31,045,000				29,960,000
Other noncurrent liabilities						3,160,000
Total liabilities		33,030,000				83,448,000
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 shares issued and outstanding at February 1, 2011, 2011 and 33,768,828 shares issued and outstanding at January 31, 2012 and July 31, 2012		338,000				224,000
Additional paid-in capital		361,692,000				154,294,000
Accumulated deficit		(137,796,000)				(172,147,000)
Total stockholders' (deficit) equity		224,234,000				(17,629,000)
Total liabilities and stockholders' equity		$ 257,264,000				$ 65,819,000
Balance sheet related disclosures
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01
Common stock, shares authorized		120,000,000				120,000,000
Common stock, shares issued		22,399,952				22,399,952
Common stock, shares outstanding		33,768,828				33,768,828